Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Schedule of Key management personnel of the Group comprise the directors

	At 31 December
	2022	2021	2020
	USD	USD	USD
Short-term employee benefits	1,900,084	1,287,379	652,175
Provision for end of service benefits	271,009	99,487	32,399
Share-based payments	201,932	13,360,206	829,746
	2,373,025	14,747,072	1,514,320
No. of key management	7	7	6

Schedule of Transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	At 31 December
	2022	2021
	USD	USD
Repayments to shareholders	—	36,091

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	At 31 December
	2022	2021
	USD	USD
Convertible notes - key management personnel	—	100,000

	At 31 December
	2022	2021
	USD	USD
Sister company
Routebox Technologies SL	80,456	84,039

Shareholders of Shotl Transportation SL
Camina Lab SL	309,474	323,338
Marfina SL	68,311	71,387
	377,785	394,725
	458,241	478,764